Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026 BRL (R$) item	Mar. 31, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$) item	Dec. 31, 2025 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 2,916,889	R$ 3,105,168	R$ 3,105,168
Payments	(16,748)	(194,708)
Reversal	(47,341)	(239,045)
Additions	52,437	156,923
Monetary adjustment	15,372	88,551
Provision Balance	2,920,609
Judicial deposits	(145,283)			R$ (115,151)
Balance provision at the end for the period	2,775,326			2,801,738
Probable losses | Tax and social security
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	339,763	407,964	407,964
Payments	(698)	(71,692)
Reversal	(2,375)	(51,228)
Additions	745	14,650
Monetary adjustment	5,433	40,069
Provision Balance	342,868
Judicial deposits	(32,188)			(31,579)
Balance provision at the end for the period	310,680			308,184
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	296,358	353,926	353,926
Payments	(16,050)	(113,840)
Reversal	(19,300)	(99,936)
Additions	33,474	128,217
Monetary adjustment	6,255	27,991
Provision Balance	300,737
Judicial deposits	(52,880)			(62,334)
Balance provision at the end for the period	247,857			234,024
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	185,411	215,553	215,553
Payments		(9,176)
Reversal	(11)	(55,513)
Additions	18,218	14,056
Monetary adjustment	3,684	20,491
Provision Balance	207,302
Judicial deposits	(60,215)			(21,238)
Balance provision at the end for the period	147,087			164,173
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	2,095,357	2,127,725	R$ 2,127,725
Payments
Reversal	(25,655)	(32,368)
Additions
Monetary adjustment
Provision Balance	2,069,702
Balance provision at the end for the period	R$ 2,069,702			R$ 2,095,357
Possible losses and remote losses | Tax and social security
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	54		56
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,152			1,152
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item	72			73
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 128,133			R$ 132,808
Possible losses and remote losses | Tax contingent liability | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 1,941,569			R$ 1,962,549